Certnas

[redacted]

15008124

Nasdaq

805 King Farm Blvd.
Rockville, MD 20850 / USA

Nasdaq.com

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

Received SEC

SEP 10 2015

Washington, DC 20549

September 10, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

By letter dated September 16, 2014, we advised you that The Nasdaq Stock Market (the "Exchange") had received a Form 8-A from rEVO Biologics, Inc. for registration of its Common Stock and the Exchange had approved the security for listing and registration upon official notice of issuance.

Since then, we have been advised that the company has determined not to proceed with the offering at this time. Accordingly, we hereby withdraw our earlier certification of approval.

Sincerely,

William Slattery